UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2007

 Item 1. Report to Stockholders.

COUNTERPOINT SELECT FUND

Annual Report

For the period ended
June 30, 2007

Counterpoint Select Fund

Counterpoint Select Fund (CPFSX)

Review and Outlook:
For the Period Ended June 30, 2007

Dear fellow investors and friends:

The Counterpoint Select Fund completed its second full quarter of operations.

Performance for the quarter was +8.38% versus +6.28% for the S&P 500.

The portfolio and the markets produced good returns in the second quarter as investors chose to focus more on the glass half full than half empty.

Counterpoint Select Fund Performance
As of June 30, 2007
				Since
				Inception
	Quarter	YTD	1Year	(11/30/06)
Counterpoint Select Fund	8.38%	7.61%	—	7.64%
S&P 500 Index	6.28%	6.96%	—	8.46%
Net Expense Ratio:* 1.10% (with Expense Cap)
Gross Expense Ratio: 1.48% (w/o Expense Cap)

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-866-544-2737. The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

*
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Net Annual Operating Expenses for shares of the Fund to 1.10% for the next 3 years and indefinitely thereafter.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Earnings for the first quarter were solid, global growth was robust - creating demand for all kinds of goods and services - and there was a lot of money chasing opportunity. The investment bankers have been very busy helping private equity firms take public companies private while, at the same time, helping these same firms take themselves public.  These factors helped to create a festival atmosphere, overwhelming concerns about sub-prime mortgages, the moribund housing sector, and the normal litany of geopolitical risks and uncertainties.

Counterpoint Select Fund

As investors, we don’t spend a lot of time debating if the glass is half empty or half full, or trying to call the direction of the market. Rather, we focus on finding a select group of businesses that we are comfortable owning for the long-term and emphasize companies with what we believe are superior business models that are positioned to benefit from long-term secular growth trends. Conversely, we tend to avoid businesses prone to high degrees of boom-bust cyclicality or major factors beyond their control.

We start with the understanding that not all businesses are created equal, and that we don’t want or need to own every business. To the contrary, we believe strongly in selectivity and concentration and in making relatively few, relatively significant investments.

We emphasize companies with well-established brands and business franchises and look for a combination of great businesses at good prices and good businesses at great prices.

Specifically, we divide our opportunities into what we call Core and Opportunistic holdings. Core holdings are the foundation of the portfolio. These are leading companies that have the potential to create significant long-term value for shareholders through their core business operations. We believe they are well managed, well financed, and highly profitable and sell for reasonable valuations relative to their business quality and potential.

Opportunistic holdings are companies that also have powerful market positions but may be facing near-term problems or challenges and/or are just out of favor with investors.

The Select Fund currently contains 19 core and opportunistic investments comprising 89% of the portfolio. The top 10 positions comprise 56% of the portfolio, with the top five largest positions, Amgen, Nutrisystems, Tempur-Pedic International, Dell and General Electric accounting for 34%.

We increased our position in Amgen after a sharp rise and fall during the quarter. It is now our largest position and we believe most of the bad news is reflected in the price of the stock, at least with respect to its anemia franchise drugs Epogen and Aranesp.

Our second largest position, Nutrisystems continued to regain some of its former weight, rising another 33% during the quarter. The company has grown rapidly, appears highly profitable and has no debt.

During a dip in May, we also increased our position in Tempur-Pedic, one of our long-term favorites. The company is entering a period of high free-cash flow generation, which they are using to pay-down debt, repurchase shares, and

Counterpoint Select Fund

pay out to shareholders in dividends.  We still feel the company is attractively priced relative to its fundamentals.

Dell is also regaining some respect as Michael Dell assumed the CEO helm from Kevin Rollins and overall enterprise spending on computers has started to rise. The majority of Dell's business is leveraged to enterprise spending and we feel Dell still has a wonderful and highly profitable business model when demand picks up. Although some see Dell's direct model as passé, it may be able to use it to its advantage with respect to the consumer market to personalize computers on aesthetic as well as technological features.

We also added to General Electric, another company that gets much less respect than it deserves. Although the stock has been a chronic underperformer for the past five years, GE has doubled revenues and income during the period and is exposed to a number of attractive sectors around the world including power generation, jet engines, medical products, and consumer and industrial finance.  At 15 times our estimate of forward earnings, GE offers cheap exposure to developing markets and growing industries.

Our two valuation indulgences in the portfolio are Apple and Google. We bought Apple early in the first quarter and were comfortable with the valuation because of Apple's potential to increase market share (at the expense of Dell and HP). We viewed the iPhone as icing on the cake. In subsequent months, the iPhone frenzy has eclipsed all other focus and the stock has risen by over 50%.  In our view, the valuation is ahead of the fundamentals, and we have reduced, but not eliminated our position. We like to let our winners run, especially when the company is executing well and the potential future opportunities appear large. The iPhone promises to be a substantial new business line, there is an upgrade to its operating system coming out in the fall along with a number of new products, and we believe that Apple can easily double its market share in computers over the next few years.

We purchased a starter position in Google because of its highly differentiated business model and enormous growth potential as usage continued to grow rapidly and advertising dollars moved to the internet. Google has executed well while its competitors like Yahoo have stumbled, allowing it to increase its leadership position and competitive advantage. The company has been wonderfully profitable, although it is investing heavily in future growth at the expense of near-term profit margins.  This has some investors unnerved. Google needs to show an ability to grow ad revenues outside of their search business and that they can manage their growth and expenses. We would increase the position on any major pullback.

Counterpoint Select Fund

As always, we thank you for your investment and interest and welcome your comments and questions. They may be directed to contact@jmkpartners.com.

Karl Mills, CFA
President
Jurika, Mills & Keifer, LLC

Important Disclosures

The Counterpoint Select Funds’ investment objectives, risks, charges, expenses should be considered carefully before making any investment. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling 866-544-2737 or from the Fund’s website at www.thecounterpointfunds.com. Please read it carefully before investing.

Mutual fund investing involves risk; principal loss is possible. The Fund may concentrate its assets in fewer holdings which may expose it to increased individual stock volatility. The Fund may invest in smaller companies which involve additional risks such as limited liquidity and greater volatility than larger companies. The Fund may invest in foreign securities which involve greater volatility and political and economic and currency risks and differences in accounting methods. The Fund may also use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The S&P 500 Index is an index 500 large capitalization companies selected by Standard & Poors Corporation. One cannot invest directly in an index.  Free cash flow is the cash profit a business generates and has available for discretionary use after covering all required expenditures and capital reinvestment.

As of 6/30/07, the fund’s top 10 holdings as a percentage of total net assets were: Amgen (8.5%), NutriSystem (7.9%), Tempur-Pedic International (6.0%), Dell (5.9%), General Electric (5.6%), American Express (5.0%), Suncor (4.4%), Wal-Mart (4.4%), Cisco (4.1%), and Apple (4.0%). Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to page 8 and 9 for a complete list of holdings.

Opinions expressed are those of Jurika, Mills & Keifer, LLC and are subject to change, are not guaranteed and are not recommendations to buy or sell any security.

The Counterpoint Select Fund is distributed by Quasar Distributors, LLC. (8/07)

Counterpoint Select Fund

SECTOR ALLOCATION at June 30, 2007 (Unaudited)

Sector Allocation	Percent of Net Assets

Information Technology	29.2%
Financials	16.8%
Health Care	16.4%
Consumer Discretionary	13.9%
Money Market Fund	11.3%
Industrials	6.0%
Consumer Staples	4.4%
Energy	4.4%
Liabilities in Excess of Other Assets	(2.4)%
Net Assets	100.0%

EXPENSE EXAMPLE For the Period Ended June 30, 2007 (Unaudited)

As a shareholder of the Counterpoint Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/07 - 6/30/07).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a  redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited

Counterpoint Select Fund

EXPENSE EXAMPLE For the Period Ended June 30, 2007 (Unaudited) (Continued)

to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 – 6/30/07*
Actual	$1,000	$1,076	$5.66
Hypothetical (5% return
before expenses)	$1,000	$1,019	$5.51

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the six month period).

Counterpoint Select Fund
Value of $10,000 vs S&P 500 Index

Average Annualized Returns
Period Ended June 30, 2007
Since Inception (11/30/06)	7.64%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 30, 2006 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

As of June 30, 2007, the S&P 500 Index returned 8.46% for the inception period.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling (866) 544-2737.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. One cannot invest directly in an index.

Counterpoint Select Fund

SCHEDULE OF INVESTMENTS at June 30, 2007

Shares		Value
COMMON STOCKS: 89.0%
Biotechnology: 8.5%
10,000	Amgen, Inc. (a)	$552,900
Capital Markets: 3.2%
970	Goldman Sachs
	Group, Inc.	210,247
Communications Equipment: 4.1%
9,600	Cisco Systems, Inc. (a)	267,360
Computers & Peripherals: 9.9%
2,100	Apple, Inc. (a)	256,284
13,400	Dell, Inc. (a)	382,570
		638,854
Consumer Finance: 5.0%
5,220	American Express Co.	319,360
Consumer Goods & Services: 7.9%
7,300	Nutri System, Inc. (a)	509,832
Food & Staples Retailing: 4.4%
5,900	Wal-Mart Stores, Inc.	283,849
Household Durables: 6.0%
15,000	Tempur-Pedic
	International, Inc.	388,500
Industrial Conglomerates: 5.6%
9,400	General Electric Co.	359,832
Insurance: 7.7%
70	Berkshire
	Hathaway, Inc. (a)	252,350
8,000	Marsh & McLennan
	Companies, Inc.	247,040
		499,390
Internet Software & Services: 3.2%
400	Google, Inc. (a)	209,352
IT Services: 3.7%
11,500	Western Union Co.	239,545
Oil & Gas: 4.4%
3,200	Suncor Energy, Inc.	287,744
Pharmaceuticals: 7.7%
4,000	Johnson & Johnson	246,480
10,000	Pfizer, Inc.	255,700
		502,180
Semiconductor & Semiconductor Equipment: 3.9%
10,600	Intel Corp.	251,856
Software: 3.8%
8,400	Microsoft Corp.	247,548
TOTAL COMMON STOCKS
(Cost $5,389,947)		5,768,349

Contracts
OPTIONS PURCHASED: 2.1%
CALL OPTIONS PURCHASED: 2.0%
Communications Equipment: 0.6%
40	Cisco Systems, Inc.
	Expiration: January,
	2009, Exercise
	Price: $20.00	39,800
Industrial Conglomerates: 0.4%
30	General Electric Co.
	Expiration: January,
	2009, Exercise
	Price: $30.00	29,325
Insurance: 1.0%
30	Marsh & McLennan
	Companies, Inc.
	Expiration: July, 2007,
	Exercise Price: $30.00	3,150
50	Marsh & McLennan
	Companies, Inc.
	Expiration: January,
	2009, Exercise
	Price: $20.00	58,500
		61,650

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Continued)

Contracts	Value
PUT OPTION PURCHASED: 0.1%
Biotechnology: 0.1%
80	Amgen, Inc.
Expiration: July, 2007,
Exercise Price: $55.00	$8,000
TOTAL OPTIONS PURCHASED
(Cost $144,523)	138,775

Shares
SHORT-TERM INVESTMENT: 11.6%
Money Market Investment: 11.6%
750,596	AIM Short-Term
Prime - Institutional
Class	750,596
TOTAL-SHORT TERM INVESTMENT
(Cost $750,596)	750,596
TOTAL INVESTMENTS
IN SECURITIES: 102.7%
(Cost $6,285,066)	6,657,720
Liabilities in Excess
of Other Assets: (2.7)%	(177,175)
TOTAL NET ASSETS: 100.00%	$6,480,545

(a)  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2007

ASSETS
Investments in securities, at value
(cost $6,285,066) (Note 2)	$6,657,720
Receivables:
Fund shares sold	113,064
Dividends and interest	4,677
Due from advisor	11,372
Prepaid expenses	3,883
Total assets	6,790,716

LIABILITIES
Payables:
Due to custodian	20,460
Investment securities purchased	257,531
Administration fees	2,547
Custody fees	932
Fund accounting fees	4,210
Transfer agent fees	3,776
Chief compliance officer fees	1,000
Other accrued expenses	19,715
Total liabilities	310,171

NET ASSETS	$6,480,545

Net asset value, offering price and redemption price per share
($6,480,545/603,288 shares outstanding; unlimited number
of shares authorized without par value)	$10.74

COMPONENTS OF NET ASSETS
Paid-in capital	$6,094,451
Undistributed net investment income	14,960
Accumulated net realized loss on investments and options	(1,520)
Net unrealized appreciation on investments	378,402
Net unrealized depreciation on options	(5,748)
Net assets	$6,480,545

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

STATEMENT OF OPERATIONS For the Period Ended June 30, 2007*

INVESTMENT INCOME
Dividends (net of $72 foreign withholding tax)	$21,100
Interest	18,014
Total investment income	39,114

EXPENSES (NOTE 3)
Investment advisory fees	20,376
Administration fees	17,506
Audit fees	17,500
Fund accounting fees	14,580
Transfer agent fees	12,894
Legal fees	11,698
Registration fees	6,605
Trustee fees	4,026
Chief compliance officer fees	3,500
Custody fees	3,234
Miscellaneous expenses	2,842
Reports to shareholders	2,624
Insurance expense	539
Total expenses	117,924
Less: fees waived	(94,331)
Net expenses	23,593
Net investment income	15,521

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain on investments	15,602
Net realized loss on options	(17,122)
Change in net unrealized appreciation on investments	378,402
Change in net unrealized depreciation on options	(5,748)
Net realized and unrealized gain on investments	371,134
Net increase in net assets
resulting from operations	$386,655

*  Fund commenced operation on November 30, 2006.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$15,521
Net realized gain on investments	15,602
Net realized loss on options	(17,122)
Change in net unrealized appreciation on investments	378,402
Change in net unrealized depreciation on options	(5,748)
Net increase in net assets
resulting from operations	386,655

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(561)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	6,094,451
Total increase in net assets	6,480,545

NET ASSETS
Beginning of period	—
End of period	$6,480,545
Undistributed net investment income	$14,960

(a)   Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2007*
	Shares	Value
Shares sold	603,232	$6,093,890
Shares issued in reinvestment of distributions	56	561
Shares redeemed	—	—
Net increase	603,288	$6,094,451

*	Fund commenced operations on November 30, 2006.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period

	Period Ended
	June 30, 2007*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.04
Net realized and unrealized gain on investments	0.72
Total from investment operations	0.76

LESS DISTRIBUTIONS
From net investment income	(0.02)
Net asset value, end of period	$10.74
Total return	7.64	%^

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$6.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	5.50	%+
After fees waived and expenses absorbed	1.10	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(3.67	)%+
After fees waived and expenses absorbed	0.73	%+

Portfolio turnover rate	8	%^

*	Fund commenced operations on November 30, 2006.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2007

NOTE 1 – ORGANIZATION

Counterpoint Select Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on November 30, 2006.

The investment objective of the Fund is to seek long-term capital appreciation by investing in a limited number of companies that the advisor believes to be undervalued relative to their inherent quality and potential.  The Fund seeks to achieve its objective primarily by making equity investments in a limited number of mid- to large-capitalization U.S. public companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of  June 30, 2007, the Fund did not hold fair valued securities.

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2007 (Continued)

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean of the quoted bid and asked prices.  An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the mean of the quoted bid and asked prices

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.	Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2007 (Continued)

purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2007 (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
New Accounting Pronouncement.  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jurika, Mills & Keifer, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund.  For the period ended June 30, 2007 the Fund incurred $20,376 in advisory fees.

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2007 (Continued)

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.10% of the Fund’s average daily net assets.  The contract’s term is for 3 years and indefinite thereafter and may be terminated only by the Board of Trustees.  For the period ended June 30, 2007 the Advisor waived $20,376 in fees for the Fund and reimbursed the Fund $73,955 in expenses.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At June 30, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $94,331.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
June 30, 2010	$94,331

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the period ended June 30, 2007 the Fund incurred $17,506 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended June 30, 2007, the Fund was allocated $3,500 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank,

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2007 (Continued)

N.A.serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2007, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $5,676,655 and $302,310 respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended June 30, 2007.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2007 was as follows:

Distributions paid from:
Ordinary income	$561
Long-term capital gain	—
$561

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$6,285,066
Gross tax unrealized appreciation	495,062
Gross tax unrealized depreciation	(122,408)
Net tax unrealized appreciation	$372,654
Undistributed ordinary income	16,962
Undistributed long-term gain	—
Total distributable earnings	$16,962
Other accumulated gains/(losses)	(3,522)
Total accumulated earnings	$386,094

Counterpoint Select Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Counterpoint Select Fund and
the Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Counterpoint Select Fund, a series of Professionally Managed Portfolios, as of June 30, 2007 and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period November 30, 2006 through June 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Select Fund as of June 30, 2007, the results of its operations, changes in the net assets and the financial highlights for the period November 30, 2006 through June 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 27, 2007

Counterpoint Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”).  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Number
of Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Address	with the	Length of	During Past	Overseen by	Directorships
and Age	Trust(1)	Time Served	Five Years	Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon Industries,	1	Allegiant
(born 1943)	and	Term;	Inc. (administrative,		Funds.
2020 E. Financial Way	Trustee	Since	management and business
Suite 100		May 1991.	consulting); formerly,
Glendora, CA 91741			Chief Operating Officer,
Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).
Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	1	The Dana
(born 1939)		Term;	formerly, Chief Executive		Foundation;
2020 E. Financial Way		Since	Officer, Rockefeller Trust		The
Suite 100		May 1991.	Co., prior thereto Senior		University
Glendora, CA 91741			Vice President; formerly,		of Virginia
			Senior Vice President,		Law School
			Norton Simon, Inc.		Foundation.
Carl A. Froebel	Trustee	Indefinite	Owner, Golf Adventures,	1	None.
(born 1938)		Term;	LLC, (Vacation Services),
2020 E. Financial Way		Since	formerly, President and
Suite 100		May 1991.	Founder, National Investor
Glendora, CA 91741			Data Services, Inc.
(investment related
computer software).

Counterpoint Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number
of Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Address	with the	Length of	During Past	Overseen by	Directorships
and Age	Trust(1)	Time Served	Five Years	Trustees	Held
Steven J. Paggioli	Trustee	Indefinite	Consultant since July	1	Trustee,
(born 1950)		Term;	2001; formerly, Executive		Managers
2020 E. Financial Way		Since	Vice President, Investment		Funds;
Suite 100		May 1991.	Company Administration,		Trustee,
Glendora, CA 91741			LLC (“ICA”) (mutual fund		Managers
			administrator).		AMG Funds.
Officers of the Trust
Robert M. Slotky	President	Indefinite	Vice President, U.S.	1	Not
(born 1947)		Term; Since	Bancorp Fund Services,		Applicable.
2020 E. Financial Way		August 2002.	LLC since July 2001;
Suite 100	Chief	Indefinite	formerly, Senior Vice
Glendora, CA 91741	Compliance	Term; Since	President, ICA (May
	Officer	September	1997-July 2001).
2004
	Anti-	Indefinite
	Money	Term; Since
	Laundering	December
	Officer	2005
Eric W. Falkeis	Treasurer	Indefinite	Chief Financial Officer,	1	Not
(born 1973)		Term;	U.S. Bancorp Fund Services,		Applicable.
615 East Michigan St.		Since	LLC, since April 2006; Vice
Milwaukee, WI 53202		August 2002.	President, U.S. Bancorp
Fund Services, LLC since
1997; formerly, Chief
Financial Officer, Quasar
Distributors, LLC
(2000-2003).
Angela L. Pingel	Secretary	Indefinite	Counsel, U.S. Bancorp	1	Not
(born 1971)		Term;	Fund Services LLC since		Applicable.
615 East Michigan St.		Since	2004; formerly, Associate,
Milwaukee, WI 53202		December	Krukowski & Costello,
		2005.	S.C., (2002-2004); formerly,
Vice President – Investment
Operations, Heartland
Advisors, Inc. (1994-2002).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Counterpoint Select Fund

NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended June 30, 2007, certain dividends paid by the Counterpoint Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Counterpoint Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2007 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 544-2737. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (866) 544-2737 after August 31, 2007. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov after August 31, 2007.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (866) 544-2737.  Furthermore, you will be able to obtain the Form N-Q on the SEC's website at www.sec.gov.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor
JURIKA, MILLS & KEIFER, LLC
2101 Webster Street, Suite 1550
Oakland, California  94612

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, California  94105

Counterpoint Select
Symbol – CPFSX
CUSIP – 742935364

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2007	FYE 6/30/2006
Audit Fees	$15,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2007	FYE 6/30/2006
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  September 10, 2007

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  September 10, 2007

* Print the name and title of each signing officer under his or her signature.